Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Components of Long-Term Debt

	December 31, 2012 $	December 31, 2011 $

U.S. Dollar-denominated Revolving Credit Facilities due through 2018	80,000	49,274
U.S. Dollar-denominated Term Loan due through 2018	112,264	120,796
U.S. Dollar-denominated Term Loan due through 2019	321,851	346,768
U.S. Dollar-denominated Term Loan due through 2021	309,984	321,337
U.S. Dollar-denominated Term Loan due through 2021	108,799	114,868
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Norwegian Kroner-denominated Bond due in 2017	125,791	—
Euro-denominated Term Loans due through 2023	341,382	348,906

Total	1,413,353	1,315,231
Less current portion	86,489	84,722

Total	1,326,864	1,230,509